S000016241 [Member] Investment Objectives and Goals - ClearBridge Tactical Dividend Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s primary investment objective is to generate high current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.